Sequential Quarterly Product Sales - 2017 (Details) - USD ($) $ in Millions	3 Months Ended										6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019
Revenues
Product Sales	$ 5,718	$ 5,465	$ 5,768	$ 5,266	$ 5,030	$ 4,985	$ 5,487	$ 4,882	$ 4,940	$ 4,843	$ 1,540
Actual %, quarter-on-quarter	5.00%	(5.00%)	10.00%	5.00%	1.00%	(9.00%)	12.00%	(1.00%)	2.00%	(8.00%)
CER %, quarter-on-quarter	5.00%	(7.00%)	13.00%	8.00%	1.00%	(11.00%)	12.00%	(3.00%)	1.00%	(6.00%)
Oncology
Revenues
Product Sales	$ 2,167	$ 1,892	$ 1,767	$ 1,597	$ 1,434	$ 1,230	$ 1,120	$ 1,026	$ 993	$ 885	740
Actual %, quarter-on-quarter	15.00%	7.00%	11.00%	11.00%	17.00%	10.00%	9.00%	3.00%	12.00%	(5.00%)
CER %, quarter-on-quarter	15.00%	6.00%	13.00%	14.00%	17.00%	8.00%	9.00%	1.00%	11.00%
Tagrisso
Revenues
Product Sales	$ 784	$ 630	$ 594	$ 506	$ 422	$ 338	$ 304	$ 248	$ 232	$ 171	314
Actual %, quarter-on-quarter	24.00%	6.00%	17.00%	20.00%	25.00%	11.00%	23.00%	7.00%	36.00%	16.00%
CER %, quarter-on-quarter	25.00%	5.00%	19.00%	23.00%	25.00%	10.00%	22.00%	5.00%	34.00%	19.00%
Iressa
Revenues
Product Sales	$ 118	$ 134	$ 112	$ 131	$ 143	$ 132	$ 130	$ 137	$ 137	$ 124	34
Actual %, quarter-on-quarter	(12.00%)	20.00%	(15.00%)	(8.00%)	8.00%	2.00%	(5.00%)		10.00%	5.00%
CER %, quarter-on-quarter	(13.00%)	19.00%	(13.00%)	(5.00%)	8.00%	(1.00%)	(6.00%)	(1.00%)	9.00%	8.00%
Lynparza
Revenues
Product Sales	$ 283	$ 237	$ 209	$ 169	$ 150	$ 119	$ 100	$ 81	$ 59	$ 57	68
Actual %, quarter-on-quarter	19.00%	13.00%	24.00%	13.00%	26.00%	19.00%	23.00%	37.00%	4.00%	(8.00%)
CER %, quarter-on-quarter	20.00%	13.00%	25.00%	15.00%	26.00%	18.00%	22.00%	33.00%	2.00%	(6.00%)
Imfinzi
Revenues
Product Sales	$ 338	$ 295	$ 262	$ 187	$ 122	$ 62	$ 18		$ 1		88
Actual %, quarter-on-quarter	15.00%	13.00%	40.00%	53.00%	98.00%
CER %, quarter-on-quarter	15.00%	13.00%	41.00%	52.00%	98.00%
Calquence
Revenues
Product Sales	$ 35	$ 29	$ 24	$ 18	$ 12	8	3
Actual %, quarter-on-quarter	21.00%	21.00%	33.00%	50.00%	51.00%
CER %, quarter-on-quarter	21.00%	21.00%	33.00%	50.00%	50.00%
Faslodex
Revenues
Product Sales	$ 267	$ 254	$ 269	$ 258	$ 247	$ 254	$ 238	$ 241	$ 248	$ 214	64
Actual %, quarter-on-quarter	5.00%	(6.00%)	4.00%	4.00%	(3.00%)	7.00%	(1.00%)	(3.00%)	16.00%	(4.00%)
CER %, quarter-on-quarter	5.00%	(6.00%)	5.00%	7.00%	(2.00%)	5.00%	(1.00%)	(5.00%)	15.00%	(3.00%)
Zoladex
Revenues
Product Sales	$ 197	$ 194	$ 182	$ 194	$ 192	$ 184	$ 187	$ 185	$ 178	$ 185	87
Actual %, quarter-on-quarter	2.00%	7.00%	(6.00%)	1.00%	4.00%	(2.00%)	1.00%	4.00%	(4.00%)	(21.00%)
CER %, quarter-on-quarter	2.00%	5.00%	(2.00%)	6.00%	5.00%	(4.00%)	1.00%	2.00%	(5.00%)	(12.00%)
Casodex
Revenues
Product Sales	$ 57	$ 48	$ 46	$ 51	$ 52	$ 52	$ 54	$ 51	$ 54	$ 56	32
Actual %, quarter-on-quarter	19.00%	4.00%	(10.00%)	(2.00%)		(4.00%)	6.00%	(6.00%)	(4.00%)	(7.00%)
CER %, quarter-on-quarter	17.00%	4.00%	(8.00%)	4.00%	(2.00%)	(6.00%)	6.00%	(9.00%)	(3.00%)	(2.00%)
Arimidex
Revenues
Product Sales	$ 60	$ 51	$ 46	$ 55	$ 57	$ 54	$ 57	$ 54	$ 54	$ 52	24
Actual %, quarter-on-quarter	18.00%	11.00%	(16.00%)	(4.00%)	6.00%	(5.00%)	6.00%		4.00%	(9.00%)
CER %, quarter-on-quarter	20.00%	9.00%	(13.00%)		6.00%	(7.00%)	6.00%	(2.00%)	4.00%	(7.00%)
Oncology, Others
Revenues
Product Sales	$ 28	$ 20	$ 23	$ 28	$ 37	$ 27	$ 29	$ 29	$ 30	$ 26	29
Actual %, quarter-on-quarter	40.00%	(13.00%)	(18.00%)	(24.00%)	37.00%	(7.00%)		(3.00%)	15.00%	(10.00%)
CER %, quarter-on-quarter	42.00%	(17.00%)	13.00%	(22.00%)	50.00%	(20.00%)	3.00%	(3.00%)	7.00%	(3.00%)
BioPharmaceuticals, CVRM
Revenues
Product Sales	$ 1,658	$ 1,714	$ 1,747	$ 1,695	$ 1,623	$ 1,645	$ 1,939	$ 1,773	$ 1,775	$ 1,779	273
Actual %, quarter-on-quarter	(3.00%)	(2.00%)	3.00%	4.00%	(1.00%)	(15.00%)	9.00%			(2.00%)
CER %, quarter-on-quarter	(3.00%)	(3.00%)	5.00%	8.00%		(17.00%)	9.00%	(2.00%)	(1.00%)
Brilinta
Revenues
Product Sales	$ 389	$ 348	$ 376	$ 336	$ 316	$ 293	$ 299	$ 284	$ 272	$ 224	28
Actual %, quarter-on-quarter	12.00%	(7.00%)	12.00%	6.00%	8.00%	(2.00%)	5.00%	4.00%	21.00%	(5.00%)
CER %, quarter-on-quarter	12.00%	(8.00%)	13.00%	9.00%	9.00%	(4.00%)	5.00%	3.00%	20.00%	(4.00%)
Farxiga
Revenues
Product Sales	$ 377	$ 349	$ 397	$ 355	$ 340	$ 299	$ 332	$ 285	$ 250	$ 207	72
Actual %, quarter-on-quarter	8.00%	(12.00%)	12.00%	4.00%	14.00%	(10.00%)	16.00%	14.00%	21.00%	(13.00%)
CER %, quarter-on-quarter	9.00%	(12.00%)	13.00%	7.00%	15.00%	(11.00%)	16.00%	11.00%	20.00%	(13.00%)
Onglyza
Revenues
Product Sales	$ 116	$ 153	$ 148	$ 140	$ 126	$ 129	$ 180	$ 127	$ 150	$ 154	26
Actual %, quarter-on-quarter	(24.00%)	3.00%	6.00%	11.00%	(2.00%)	(28.00%)	42.00%	(15.00%)	(3.00%)	3.00%
CER %, quarter-on-quarter	(24.00%)	3.00%	8.00%	14.00%	(2.00%)	(29.00%)	42.00%	(17.00%)	(3.00%)	3.00%
Bydureon
Revenues
Product Sales	$ 141	$ 142	$ 138	$ 152	$ 155	$ 139	$ 147	$ 128	$ 146	$ 153	8
Actual %, quarter-on-quarter	(1.00%)	3.00%	(9.00%)	(2.00%)	12.00%	(5.00%)	15.00%	(12.00%)	(5.00%)	8.00%
CER %, quarter-on-quarter	(1.00%)	3.00%	(9.00%)	(1.00%)	11.00%	(5.00%)	15.00%	(14.00%)	(5.00%)	8.00%
Byetta
Revenues
Product Sales	$ 25	$ 30	$ 32	$ 34	$ 29	$ 31	$ 48	$ 39	$ 43	$ 46	6
Actual %, quarter-on-quarter	(17.00%)	(6.00%)	(6.00%)	17.00%	(7.00%)	(35.00%)	23.00%	(9.00%)	(7.00%)	(16.00%)
CER %, quarter-on-quarter	(17.00%)	(6.00%)	(6.00%)	17.00%	(3.00%)	(38.00%)	23.00%	(9.00%)	(7.00%)	(16.00%)
Symlin
Revenues
Product Sales	$ 8	$ 7	$ 10	$ 8	$ 7	$ 9	$ 13	$ 10	$ 11	$ 14
Actual %, quarter-on-quarter	14.00%	(30.00%)	25.00%	14.00%	(22.00%)	(31.00%)	30.00%	(9.00%)	(21.00%)
CER %, quarter-on-quarter	14.00%	(30.00%)	25.00%	14.00%	(22.00%)	(31.00%)	30.00%	(9.00%)	(21.00%)
Qtern
Revenues
Product Sales							$ 5
Crestor
Revenues
Product Sales	$ 310	$ 335	$ 353	$ 353	$ 338	$ 389	$ 594	$ 580	$ 560	$ 631	109
Actual %, quarter-on-quarter	(7.00%)	(5.00%)		4.00%	(13.00%)	(35.00%)	2.00%	4.00%	(11.00%)
CER %, quarter-on-quarter	(7.00%)	(6.00%)	2.00%	8.00%	(12.00%)	(36.00%)	2.00%	2.00%	(12.00%)	3.00%
Seloken/Toprol-XL
Revenues
Product Sales	$ 168	$ 225	$ 160	$ 179	$ 173	$ 200	$ 168	$ 160	$ 181	$ 186	5
Actual %, quarter-on-quarter	(25.00%)	41.00%	(11.00%)	3.00%	(14.00%)	19.00%	5.00%	(12.00%)	(3.00%)	4.00%
CER %, quarter-on-quarter	(25.00%)	39.00%	(8.00%)	10.00%	(13.00%)	18.00%	4.00%	(14.00%)	(4.00%)	6.00%
Atacand
Revenues
Product Sales	$ 56	$ 50	$ 58	$ 65	$ 66	$ 71	$ 73	$ 80	$ 72	$ 75	9
Actual %, quarter-on-quarter	12.00%	(14.00%)	(11.00%)	(2.00%)	(8.00%)	(3.00%)	(9.00%)	11.00%	(4.00%)	(7.00%)
CER %, quarter-on-quarter	14.00%	(15.00%)	(9.00%)	5.00%	(8.00%)	(3.00%)	(6.00%)	8.00%	(5.00%)	(6.00%)
CVRM, Others
Revenues
Product Sales	$ 68	$ 75	$ 75	$ 73	$ 73	$ 85	$ 80	$ 80	$ 90	$ 89	10
Actual %, quarter-on-quarter	(9.00%)		3.00%	(3.00%)	(13.00%)	6.00%		(11.00%)	1.00%	3.00%
CER %, quarter-on-quarter	(8.00%)		3.00%		(11.00%)	4.00%	(4.00%)	(12.00%)	(3.00%)	12.00%
BioPharmaceuticals, Respiratory
Revenues
Product Sales	$ 1,252	$ 1,283	$ 1,362	$ 1,142	$ 1,226	$ 1,181	$ 1,334	$ 1,092	$ 1,099	$ 1,181	262
Actual %, quarter-on-quarter	(2.00%)	(6.00%)	19.00%	(7.00%)	4.00%	(11.00%)	22.00%	(1.00%)	(7.00%)	(2.00%)
CER %, quarter-on-quarter	(2.00%)	(6.00%)	21.00%	(4.00%)	4.00%	(13.00%)	21.00%	(3.00%)	(8.00%)	(1.00%)
Symbicort
Revenues
Product Sales	$ 585	$ 585	$ 636	$ 619	$ 672	$ 634	$ 752	$ 668	$ 706	$ 677	171
Actual %, quarter-on-quarter		(8.00%)	3.00%	(8.00%)	6.00%	(16.00%)	13.00%	(5.00%)	4.00%	(9.00%)
CER %, quarter-on-quarter	1.00%	(8.00%)	4.00%	(5.00%)	6.00%	(17.00%)	12.00%	(7.00%)	3.00%	(7.00%)
Pulmicort
Revenues
Product Sales	$ 333	$ 383	$ 389	$ 264	$ 287	$ 346	$ 371	$ 242	$ 226	$ 337	40
Actual %, quarter-on-quarter	(13.00%)	(2.00%)	47.00%	(8.00%)	(17.00%)	(7.00%)	53.00%	7.00%	(33.00%)	17.00%
CER %, quarter-on-quarter	(13.00%)	(2.00%)	51.00%	(4.00%)	(17.00%)	(8.00%)	51.00%	5.00%	(33.00%)	19.00%
Daliresp/Daxas
Revenues
Product Sales	$ 56	$ 48	$ 54	$ 52	$ 45	$ 38	$ 53	$ 53	$ 48	$ 44	1
Actual %, quarter-on-quarter	17.00%	(11.00%)	4.00%	16.00%	19.00%	(28.00%)		10.00%	9.00%	7.00%
CER %, quarter-on-quarter	19.00%	(13.00%)	4.00%	18.00%	22.00%	(30.00%)	(2.00%)	8.00%	9.00%	10.00%
Tudorza/Eklira
Revenues
Product Sales	$ 13	$ 20	$ 19	$ 18	$ 39	$ 34	$ 42	$ 37	$ 34	$ 37	3
Actual %, quarter-on-quarter	(35.00%)	5.00%	6.00%	(54.00%)	15.00%	(19.00%)	14.00%	9.00%	(8.00%)	3.00%
CER %, quarter-on-quarter	(30.00%)		11.00%	(59.00%)	15.00%	(21.00%)	14.00%	6.00%	(8.00%)	6.00%
Duaklir
Revenues
Product Sales	$ 17	$ 20	$ 22	$ 23	$ 22	$ 28	$ 23	$ 21	$ 16	$ 19	1
Actual %, quarter-on-quarter	(15.00%)	(9.00%)	(4.00%)	5.00%	(22.00%)	22.00%	10.00%	31.00%	(16.00%)
CER %, quarter-on-quarter	(14.00%)	(9.00%)		5.00%	(19.00%)	17.00%	10.00%	18.00%	(15.00%)
Bevespi
Revenues
Product Sales	$ 10	$ 10	$ 10	$ 10	$ 8	$ 5	$ 8	$ 4	$ 3	$ 1
Actual %, quarter-on-quarter				25.00%	61.00%	(38.00%)		33.00%		(67.00%)
CER %, quarter-on-quarter				25.00%	60.00%	(38.00%)		33.00%		(50.00%)
Respiratory, Others
Revenues
Product Sales	$ 71	$ 88	$ 107	$ 70	$ 88	$ 75	$ 85	$ 67	$ 66	$ 66	4
Actual %, quarter-on-quarter	(19.00%)	(20.00%)	53.00%	(20.00%)	17.00%	(12.00%)	27.00%	2.00%		(20.00%)
CER %, quarter-on-quarter	(23.00%)	(19.00%)	57.00%	(13.00%)	16.00%	(20.00%)	30.00%	4.00%	(4.00%)	(19.00%)
Other medicines
Revenues
Product Sales	$ 641	$ 576	$ 892	$ 832	$ 747	$ 929	$ 1,094	$ 991	$ 1,073	$ 998	265
Actual %, quarter-on-quarter	11.00%	(35.00%)	7.00%	12.00%	(20.00%)	(15.00%)	10.00%	(8.00%)	8.00%	(24.00%)
CER %, quarter-on-quarter	13.00%	(41.00%)	22.00%	15.00%	(20.00%)	(16.00%)	10.00%	(9.00%)	7.00%	(22.00%)
Nexium
Revenues
Product Sales	$ 393	$ 363	$ 390	$ 422	$ 442	$ 448	$ 427	$ 469	$ 595	$ 461	236
Actual %, quarter-on-quarter	8.00%	(7.00%)	(8.00%)	(5.00%)	(1.00%)	5.00%	(9.00%)	(21.00%)	29.00%	(6.00%)
CER %, quarter-on-quarter	9.00%	3.00%	(7.00%)	97.00%	(1.00%)	3.00%	(9.00%)	(22.00%)	28.00%	(4.00%)
Synagis
Revenues
Product Sales	$ 96	$ 53	$ 251	$ 164	$ 26	$ 224	$ 234	$ 153	$ 70	$ 230
Actual %, quarter-on-quarter	81.00%	(79.00%)	53.00%		(89.00%)	(4.00%)	53.00%		(70.00%)	(24.00%)
CER %, quarter-on-quarter	81.00%	(90.00%)			(88.00%)	(4.00%)	53.00%		(70.00%)	(24.00%)
Losec/Prilosec
Revenues
Product Sales	$ 68	$ 76	$ 60	$ 67	$ 76	$ 69	$ 69	$ 66	$ 68	$ 68	13
Actual %, quarter-on-quarter	(11.00%)	27.00%	(10.00%)	(12.00%)	10.00%		5.00%	(3.00%)		15.00%
CER %, quarter-on-quarter	(11.00%)	27.00%	(8.00%)	85.00%	11.00%	(4.00%)	5.00%	(6.00%)	(3.00%)	18.00%
Seroquel XR/IR
Revenues
Product Sales	$ 32	$ 37	$ 56	$ 77	$ 131	$ 97	$ 156	$ 113	$ 135	$ 104	11
Actual %, quarter-on-quarter	(14.00%)	(34.00%)	(27.00%)	(41.00%)	35.00%		38.00%	(16.00%)	30.00%	(36.00%)
CER %, quarter-on-quarter	(13.00%)	(32.00%)	(31.00%)	6.00%	37.00%	40.00%	36.00%	(16.00%)	30.00%	(35.00%)
Movantik/Moventig
Revenues
Product Sales	$ 22	$ 25	$ 25	$ 32	$ 24	$ 28	$ 30	$ 30	$ 32	$ 30
Actual %, quarter-on-quarter	(12.00%)		(22.00%)	33.00%	(14.00%)	(7.00%)		(6.00%)	7.00%	15.00%
CER %, quarter-on-quarter	(12.00%)		(22.00%)	167.00%	(14.00%)	(7.00%)		(6.00%)	7.00%	15.00%
FluMist/Fluenz
Revenues
Product Sales			$ 75	$ 35			58	$ 20
Other, Others
Revenues
Product Sales	$ 30	$ 22	$ 35	$ 35	$ 48	$ 63	$ 120	$ 140	$ 173	$ 105	$ 5
Actual %, quarter-on-quarter	36.00%	(29.00%)		(27.00%)	(25.00%)	(62.00%)	(14.00%)	(19.00%)	65.00%	(48.00%)
CER %, quarter-on-quarter	50.00%	(54.00%)	31.00%		(26.00%)	(45.00%)	(15.00%)	(21.00%)		44.00%